Condensed Consolidated Interim Balance Sheets - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 2,749,953	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 209,933
Accounts receivable	120,360	0
Prepaid expenses and other receivables (Note 4)	188,430	231,733	188,217	158,419	81,130
Inventories (Note 5)	260,259	0
Due from related parties (Note 8)(a)	41,623	41,445	38,554	41,480	44,986
Short term advances	0	125,153	0	0	0
Loan receivable	0	379,908	307,459	0	0
Total Current Assets	3,360,625	6,159,996	7,151,312	6,325,007	336,049
Equipment (Note 6)	126,336	76,750	87,103	100,629	77,922
Intangible Assets and Goodwill (Note 3)	27,888,979	0
Total Assets	31,375,940	6,236,746	7,238,415	6,425,636	413,971
Current
Current portion of Lease Payable (Note 6)	4,603	0
Accounts Payable (Notes 8(b) and 13)	377,045	320,871	134,718	208,787	308,947
Accrued liabilities	848,281	515,979	57,840	332,946	155,463
Promissory Notes payable (Note 7)	221,699	0
Customer Deposits	86,487	0
Warrant Derivative Liability (Note 11)	5,527,049	5,135,990	6,067,869	8,382,648	0
Total Current Liabilities	7,065,164	5,972,840
Demand Notes payable (Note 7)	328,840	0
Lease Payable (Note 6)	18,032	0
Total Liabilities	7,412,036	5,972,840	6,260,427	8,924,381	464,410
Shareholders' Equity
Preferred Stock, par value $0.001; Authorized 10,000,000 Special Voting Preferred Stock, par value $0.001; Authorized - 1; Issued and outstanding - 1 (March 31, 2016 - 1)	0	0	0	0	0
Common Shares, par value $0.001; Authorized - 150,000,000 (March 31, 2016 - 150,000,000); Issued and outstanding - 35,052,384 and 50,000,000 Exchangeable Shares (March 31, 2016 - 22,591,292 and 50,000,000 Exchangeable Shares) (Note 9)	85,052	72,591	72,428	65,840	49,737
Shares to be issued	11,083,954	0	98,900	0	0
Additional paid in capital	26,727,501	11,801,146	11,412,399	10,081,394	4,936,456
Deficit	(13,974,752)	(11,651,980)	(10,647,888)	(12,688,128)	(5,053,982)
Accumulated other comprehensive income	42,149	42,149	42,149	42,149	17,350
Total Shareholders' Equity	23,963,904	263,906	977,988	(2,498,745)	(50,439)
Total Liabilities and Shareholders' Equity	$ 31,375,940	$ 6,236,746	$ 7,238,415	$ 6,425,636	$ 413,971